Stock-Based Compensation Plans and Employee Benefits	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation Plans and Employee Benefits
Stock-Based Compensation Plans and Employee Benefits

Stock-Based Compensation—The Company recorded stock-based compensation expense, including the effect of performance incentive plans (see below), of $10.9 million, $12.0 million and $13.3 million, respectively, for the years ended December 31, 2016, 2015 and 2014 in "General and administrative" in the Company's consolidated statements of operations. As of December 31, 2016, there was $1.9 million of total unrecognized compensation cost related to all unvested restricted stock units that is expected to be recognized over a weighted average remaining vesting/service period of 2.07 years.
Performance Incentive Plans—The Company's Performance Incentive Plan ("iPIP") is designed to provide, primarily to senior executives and select professionals engaged in the Company's investment activities, long-term compensation which has a direct relationship to the realized returns on investments included in the plan. The following is a summary of granted iPIP points.
•In May 2014, the Company granted 73 iPIP points for the initial 2013-2014 investment pool.

•	In January 2015, the Company granted an additional 10 points for the 2013-2014 investment pool and 34 iPIP points for the 2015-2016 investment pool.

•	In January 2016, the Company granted an additional 10 iPIP points in the 2013-2014 investment pool and an additional 40 iPIP points in the 2015-2016 investment pool.

•	In June 2016, the Company granted an additional 2.5 points in the 2015-2016 investment pool.
All decisions regarding the granting of points under iPIP are made at the discretion of the Company's Board of Directors or a committee of the Board of Directors. The fair value of points is determined using a model that forecasts the Company's projected investment performance. The payout of iPIP is based on the amount of invested capital, investment performance and the Company's total shareholder return ("TSR") as compared to the average TSR of the NAREIT All REIT Index and the Russell 2000 Index during the relevant performance period for the investments in each pool. The Company, as well as any companies not included in each index at the beginning and end of the performance period, are excluded from calculation of the performance of such index. Point holders will not receive a distribution until the Company has received a full return of its capital plus a preferred return distribution, which is based on a preferred return hurdle rate of 9% per annum. Subject to certain vesting and employment requirements, point holders will be paid a combination of cash and stock. iPIP is a liability-classified award which will be remeasured each reporting period at fair value until the awards are settled. Compensation costs relating to iPIP are included in "General and administrative" in the Company's consolidated statements of operations. As of December 31, 2016 and 2015, the Company had accrued compensation costs relating to iPIP of $22.4 million and $16.6 million, respectively, which are included in "Accounts payable, accrued expenses and other liabilities" on the Company's consolidated balance sheets.
Long-Term Incentive Plan—The Company's shareholders approved the Company's 2009 Long-Term Incentive Plan (the "2009 LTIP") which is designed to provide incentive compensation for officers, key employees, directors and advisors of the Company. Shareholders approved amendments to the 2009 LTIP and the performance-based provisions of the 2009 LTIP in 2014. The 2009 LTIP provides for awards of stock options, shares of restricted stock, phantom shares, restricted stock units, dividend equivalent rights and other share-based performance awards. A maximum of 8,000,000 shares of common stock may be awarded under the 2009 LTIP. All awards under the 2009 LTIP are made at the discretion of the Company's Board of Directors or a committee of the Board of Directors.
As of December 31, 2016, an aggregate of 3.6 million shares remain available for issuance pursuant to future awards under the Company's 2009 Long-Term Incentive Plans.
Restricted Share Issuances—During the year ended December 31, 2016, the Company granted 92,057 shares of common stock to certain employees under the 2009 LTIP as part of annual incentive awards that included a mix of cash and equity awards. The weighted average grant date fair value per share of these share awards was $8.46 and the total fair value was $0.7 million. The shares are fully-vested and 58,667 shares were issued net of statutory minimum required tax withholdings. The employees are restricted from selling these shares for up to 18 months from the date of grant.
Restricted Stock Units
Changes in non-vested restricted stock units ("Units") during the year ended December 31, 2016 were as follows (number of shares and $ in thousands, except per share amounts):

	Number of Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Non-vested as of December 31, 2015	426	$12.90	$4,991
Granted	223	$10.11
Vested	(277)	$10.91
Forfeited	(82)	$17.49
Non-vested as of December 31, 2016	290	$11.33	$3,578

The total fair value of Units vested during the years ended December 31, 2016, 2015 and 2014 was $2.9 million, $0.1 million and $39.2 million, respectively. The weighted-average grant date fair value per share of Units granted during the years ended December 31, 2016, 2015 and 2014 was $10.11, $13.65 and $15.31, respectively.
As of December 31, 2016, 38,070 market-based Units did not meet the criteria to vest. The market-condition was based on the Company's TSR measured over a performance period ending on the vesting date of December 31, 2016. Under the terms of these Units, vesting ranged from 0% to 200% of the target amount of the awards, depending on the Company's TSR performance relative to the NAREIT All REITs Index (one-half of the target amount of the award) and the Russell 2000 Index (one-half of the target amount of the award) during the performance period. The Company and any companies not included in the index at the beginning and end of the performance period were excluded from calculation of the performance of such index. Based on the Company's TSR performance, the Units were below the minimum threshold payout level, resulting in no payout of awards.
2016 Restricted Stock Unit Activity—During the year ended December 31, 2016, the Company granted new stock-based compensation awards to certain employees in the form of long-term incentive awards, comprised of the following:

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20,000 fully-vested shares of the Company's common stock granted on June 15, 2016. Under this award, 12,030 shares were issued as of that date, after deducting shares for minimum required statutory withholdings. In addition, 80,000 service-based Units were granted on June 15, 2016, representing the right to receive an equivalent number of shares of the Company's common stock (after deducting shares for minimum required statutory withholdings) if and when the Units vest. The Units will vest in equal annual installments over four years on each anniversary of the grant date, if the employee remains employed by the Company on the vesting date, subject to certain accelerated vesting rights. Upon vesting of these Units, the holder will receive shares of the Company's common stock in the amount of the vested Units, net of statutory minimum required tax withholdings. Dividends will accrue as and when dividends are declared by the Company on shares of its common stock, but will not be paid unless and until the Units vest and are settled. As of December 31, 2016, 80,000 of such service-based Units were outstanding.

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122,817 service-based Units granted on January 29, 2016, representing the right to receive an equivalent number of shares of the Company's common stock (after deducting shares for minimum required statutory withholdings) if and when the Units vest. The Units will cliff vest in one installment on December 31, 2018, if the employee remains employed by the Company on the vesting date, subject to certain accelerated vesting rights. Dividends will accrue as and when dividends are declared by the Company on shares of its common stock, but will not be paid unless and until the Units vest and are settled. As of December 31, 2016, 109,417 of such service-based Units were outstanding.

As of December 31, 2016, the Company had the following additional stock-based compensation awards outstanding:

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39,071 target amount of market-based Units granted on January 30, 2015, representing the right to receive an equivalent number of shares of the Company's common stock (after deducting shares for minimum required statutory withholdings) if and when the Units vest. The performance is based on the Company's TSR, measured over a performance period ending on December 31, 2017, which is the date the awards cliff vest. Vesting will range from 0% to 200% of the target amount of the awards, depending on the Company’s TSR performance relative to the NAREIT All REITs Index (one-half of the target amount of the award) and the Russell 2000 Index (one-half of the target amount of the award) during the performance period. The Company, as well as any companies not included in each index at the beginning and end of the performance period, are excluded from calculation of the performance of such index. To the extent Units vest based on the Company's TSR performance, holders will receive an equivalent number of shares of common stock (after deducting shares for minimum required statutory withholdings), if the employee remains employed by the Company on the vesting date, subject to certain accelerated vesting rights. Dividends will accrue as and when dividends are declared by the Company on shares of its common stock, but will not be paid unless and until the Units vest and are settled. The fair values of the market-based Units were determined by utilizing a Monte Carlo model to simulate a range of possible future stock prices for the Company's common stock. The assumptions used to estimate the fair value of these market-based awards were 0.75% for risk-free interest rate and 28.14% for expected stock price volatility.

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56,020 service-based Units granted on January 30, 2015, representing the right to receive an equivalent number of shares of the Company's common stock (after deducting shares for minimum required statutory withholdings) if and when the Units vest. The Units will cliff vest in one installment on December 31, 2017, if the employee remains employed by the Company on the vesting date, subject to certain accelerated vesting rights. Dividends will accrue as and when dividends are declared by the Company on shares of its common stock, but will not be paid unless and until the Units vest and are settled.

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4,751 service-based Units granted on various dates, representing the right to receive an equivalent number of shares of the Company's common stock (after deducting shares for minimum required statutory withholdings) if and when the Units vest. The Units have an original vesting term of three years. Upon vesting of these Units, holders will receive shares of the Company's common stock in the amount of the vested Units, net of statutory minimum required tax withholdings. Dividends will accrue as and when dividends are declared by the Company on shares of its common stock, but will not be paid unless and until the Units vest and are settled.

Directors' Awards—Non-employee directors are awarded CSEs or restricted share awards at the time of the annual shareholders' meeting in consideration for their services on the Company's Board of Directors. During the year ended December 31, 2016, the Company awarded to non-employee Directors 12,953 CSEs and 72,537 restricted shares of common stock at a fair value per share of $9.65 at the time of grant. These CSEs and restricted shares have a vesting term of 7.5 months and one year, respectively. Dividends will accrue as and when dividends are declared by the Company on shares of its common stock, but will not be paid unless and until the CSEs and restricted shares of common stock vest and are settled. As of December 31, 2016, a combined total of 333,384 CSEs and restricted shares of common stock granted to members of the Company's Board of Directors remained outstanding under the Company's Non-Employee Directors Deferral Plan, with an aggregate intrinsic value of $4.1 million.

401(k) Plan—The Company has a savings and retirement plan (the "401(k) Plan"), which is a voluntary, defined contribution plan. All employees are eligible to participate in the 401(k) Plan following completion of three months of continuous service with the Company. Each participant may contribute on a pretax basis up to the maximum percentage of compensation and dollar amount permissible under Section 402(g) of the Internal Revenue Code not to exceed the limits of Code Sections 401(k), 404 and 415. At the discretion of the Company's Board of Directors, the Company may make matching contributions on the participant's behalf of up to 50% of the first 10% of the participant's annual compensation. The Company made gross contributions of $1.0 million, $1.0 million and $0.9 million, respectively, for the years ended December 31, 2016, 2015 and 2014.